Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUS

Federated Total Return Bond Fund (FTRBF) has entered into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of PNC Total Return Advantage Fund (PTRAF), which offers Class A Shares and Class I Shares (the "PTRAF Shares"), in exchange solely for Service Shares and Institutional Shares, respectively, of FTRBF; (ii) the distribution of Service Shares and Institutional Shares of FTRBF to the holders of the outstanding PTRAF Shares; and (iii) the liquidation and termination of PTRAF upon the terms and conditions set forth in the Agreement (the "Reorganization").

The above-described Reorganization was approved by PTRAF shareholders at a special meeting of shareholders held on November 5, 2019, and the Reorganization became effective at 4:00 p.m. Eastern time on November 15, 2019. Accordingly, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses applicable to Service Shares and Institutional Shares described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) December 1, 2020; or (b) the date of the next effective Prospectus of FTRBF.

Federated Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUS

Federated Total Return Bond Fund (FTRBF) has entered into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of PNC Total Return Advantage Fund (PTRAF), which offers Class A Shares and Class I Shares (the "PTRAF Shares"), in exchange solely for Service Shares and Institutional Shares, respectively, of FTRBF; (ii) the distribution of Service Shares and Institutional Shares of FTRBF to the holders of the outstanding PTRAF Shares; and (iii) the liquidation and termination of PTRAF upon the terms and conditions set forth in the Agreement (the "Reorganization").

The above-described Reorganization was approved by PTRAF shareholders at a special meeting of shareholders held on November 5, 2019, and the Reorganization became effective at 4:00 p.m. Eastern time on November 15, 2019. Accordingly, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses applicable to Service Shares and Institutional Shares described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) December 1, 2020; or (b) the date of the next effective Prospectus of FTRBF.